Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Loans Receivable, Net [Abstract]
Schedule of Allowance for Expected Credit Losses	The following table presents the activity in the allowance for expected credit losses:
As of December 31,
2023
Balance at beginning of year	$—
Allowance for expected credit losses	69,581
Foreign translation adjustment	180
Balance at end of year	$69,761